Subsequent Events - (Details Narrative) - Subsequent Event [Member] - Revolving Factoring Credit Facility [Member] - Sino Pharma Business Factoring Co., Ltd. [Member]	May 03, 2018 USD ($)
Line of credit term	1 year
Line of credit facility	$ 15,700,000
RMB [Member]
Line of credit facility	$ 100,000,000